SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT	12 Months Ended
Dec. 31, 2021
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT
12.	SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT

	2020	2021

	RMB (in millions)
Short-term bank borrowings and current portion of long-term loan (Note 17 )	26,756	39,113
Securitization debt	384	270
2025 Booking and Hillhouse Notes (Note 17)	6,525	—
2022 Notes (Note 17)	—	324
2022 Booking Note (Note 17)	—	159

Total	33,665	39,866

As of December 31, 2021, the Company obtained short-term bank borrowings of RMB39.1 billion (US$6.1 billion) in aggregate, of which RMB5.6 billion (US$0.9 billion) were collateralized by short-term and long-term investments of RMB5.4 billion (US$0.8 billion). The weighted average interest rate for the outstanding borrowings was approximately 2.37%.
The short-term borrowings contain covenants including, among others, limitation on liens, consolidation, merger and sale of the Company’s assets. The Company is in compliance with all of the loan covenants as of December 31, 2020 and 2021.
As of December 31, 2021, securitization debt represents the revolving debt securities which are collateralized by the receivable related to financial services. The revolving debt securities have the term of less than 12 months with the annual interest rate from 4.50% to 6.00%.
As of December 31, 2020, RMB6.5 billion of 2025 Booking and Hillhouse Notes are reclassified as short-term debt because the 2025 Booking and Hillhouse Notes holders had a non-contingent
option to require the Company to repurchase for cash all or any portion of their 2025 Booking and Hillhouse Notes on December 11, 2021. In 2021, the 2025 Booking and Hillhouse Notes with principal amount of US$1.0 billion (RMB6.4 billion) were all redeemed for cash.
As of December 31, 2021, RMB324 million of 2022 Notes are reclassified as short-term debt because the 2022 Notes holders had a non-contingent
option to require the Company to repurchase for cash all or any portion of their 2022 Notes on September 15, 2022.
As of December 31, 2021, RMB159 million of 2022 Booking Note are reclassified as short-term debt because the

2022 Booking Note holders had a
non-contingent
option to require the Company to repurchase for cash all or any portion of their 2022 Booking Note on September 15, 2022.